U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.           Name and Address of Issuer:

              Maxim Series Fund, Inc.
              8515 East Orchard Road
              Englewood, Colorado 80111


2. Name of each series or class of funds for which this notice is filed:

              Maxim Vista Growth & Income Portfolio


3.           Investment Company Act File Number:   811-3364

              Securities Act File Number:        2-75503


4. Last day of fiscal year for which this notice is filed:

              October 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


              o


6.           Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable                   (see Instruction A.6):

              N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year:

              N/A


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

              N/A


9. Number and aggregate sale price of securities sold during the fiscal year:

               Number of securities sold:       37,282,804
               Aggregate price:                   $ 48,967,765


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               Number of securities Sold:       37,282,804
                Aggregate price:                   $ 48,967,765


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instructions B.7):

               N/A


12.         Calculation of registration fee:
              (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$  __________________48,967,765
              (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+  ________________________0__
              (iii)  Aggregate price of shares redeemed or
repurchased during the fiscal year                      (if
applicable):
-  __________________23,718,112
              (iv)  Aggregate price of shares redeemed or
repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+  ________________________0_
              (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
___________________25,249,653
              (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C. 6):
X  ______________________1/3300
               (vii)  Fee due [line (i) or line (v) multiplied by
lien (vi)]:
____________________7,651.41
___________________________

              Instruction:  Issuer should complete lines (ii),
(iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C. 3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions
Rules of Informal and Other Procedures (17  CFR 202.3a).

               x

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               December 20, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*

/S/ G.R. Derback

________________________
G.R. Derback, Treasurer
Maxim Series Fund, Inc.

Date  _12/19/96__________

*Please print the name and title of the signing officer below the signature.